Document and Entity Information	12 Months Ended
Mar. 01, 2013
Risk/Return:
Document Type	Other
Document Period End Date	Oct 31, 2012
Registrant Name	TRANSAMERICA FUNDS
Central Index Key	0000787623
Amendment Flag	false
Document Creation Date	Aug 23, 2013
Document Effective Date	Aug 23, 2013
Prospectus Date	Mar 1, 2013

TRANSAMERICA FUNDS

Supplement to the Currently Effective Prospectuses

* * *

Transamerica Multi-Manager Alternative Strategies Portfolio

Effective immediately, the following bullet is added in the Prospectus under the sections entitled “Principal Investment Strategies” and “More on Each Fund’s Strategies and Investments”:
  From time to time the fund may invest in asset classes that are out of favor with the market. The fund considers these asset classes to be alternative investment strategies.
* * *

Investors Should Retain this Supplement for Future Reference

August 23, 2013

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	TRANSAMERICA FUNDS
Prospectus Date	rr_ProspectusDate	Mar 1, 2013
Supplement [Text Block]	tf_SupplementTextBlock
TRANSAMERICA FUNDS

Supplement to the Currently Effective Prospectuses

* * *

Transamerica Multi-Manager Alternative Strategies Portfolio

Effective immediately, the following bullet is added in the Prospectus under the sections entitled “Principal Investment Strategies” and “More on Each Fund’s Strategies and Investments”:
  From time to time the fund may invest in asset classes that are out of favor with the market. The fund considers these asset classes to be alternative investment strategies.
* * *

Investors Should Retain this Supplement for Future Reference

August 23, 2013
Transamerica Multi-Manager Alternative Strategies Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	tf_SupplementTextBlock
TRANSAMERICA FUNDS

Supplement to the Currently Effective Prospectuses

* * *

Transamerica Multi-Manager Alternative Strategies Portfolio

Effective immediately, the following bullet is added in the Prospectus under the sections entitled “Principal Investment Strategies” and “More on Each Fund’s Strategies and Investments”:
  From time to time the fund may invest in asset classes that are out of favor with the market. The fund considers these asset classes to be alternative investment strategies.
* * *

Investors Should Retain this Supplement for Future Reference

August 23, 2013

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	TRANSAMERICA FUNDS
Prospectus Date	rr_ProspectusDate	Mar 1, 2013
Document Creation Date	dei_DocumentCreationDate	Aug 23, 2013